Commitments and Contingencies - Schedule of Future Minimum Payments Under Non-Cancelable Agreements for Property Management Fees (Details) - Dec. 31, 2023 - Property Management Fees
¥ in Thousands, $ in Thousands
	CNY (¥)	USD ($)
Commitments And Contingencies Disclosure [Line Items]
2024	¥ 7,072	$ 996
2025	7,248	1,021
2026	5,577	786
2027	4,787	674
2028 and thereafter	22,538	3,174
Future minimum payments under non-cancelable agreements	¥ 47,222	$ 6,651